Other reserves - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statutory reserve
Other reserves
Appropriations general reserve	¥ (47,147)	¥ 30,777	¥ 41,411